Loans and financing (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2022	Funding (–) costs	Transfers(a)	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Effects of restriction(b)	Amortized cost	December 31, 2023	Principal payable	Interest Payable	Amortized cost	December 31, 2023

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	2,097,402	—	(1,596,972)	—	(92,985)	76,569	(157,024)	1,212	3,897	332,099	329,472	3,441	(814)	332,099
Senior notes – 2026	7.3%	7.8%	Jun-26	3,095,665	—	(2,725,010)	—	(126,950)	121,218	(253,595)	34,278	6,966	152,572	153,701	464	(1,593)	152,572
Senior notes – 2028	11.9%	13.5%	Aug-28	—	3,643,382	186,005	—	(173,450)	218,885	31,138	—	16,771	3,922,731	4,051,093	42,960	(171,322)	3,922,731
Senior notes – 2029	11.5%	11.5%	May-29	—	—	1,410,967	(277,961)	(52,893)	65,165	20,267	—	—	1,165,545	1,153,751	11,794	—	1,165,545
Senior notes – 2030	10.9%	10.9%	May-30	—	—	2,725,010	—	(112,453)	140,308	24,648	—	—	2,777,513	2,750,921	26,592	—	2,777,513
Aircraft, engines and others	6.5%	9.3%	Mar-29	731,224	—	(1,067)	(402,994)	(42,727)	47,720	(53,401)	—	5,524	284,279	283,965	1,808	(1,494)	284,279
	Sofr 1M + 4.6%	10.0%	May-26	—	79,222	—	—	—	196	(332)	—	—	79,086	78,890	196	—	79,086

				5,924,291	3,722,604	(1,067)	(680,955)	(601,458)	670,061	(388,299)	35,490	33,158	8,713,825	8,801,793	87,255	(175,223)	8,713,825

In local currency – R$
Working capital	CDI + 3.1%	CDI +3,1%	Feb-24	496,997	301,098	—	(770,795)	(59,807)	58,454	—	—	1,544	27,491	27,190	301	—	27,491
			Sep-25	2,675	—	—	(546)	(155)	183	—	—	—	2,157	2,157	—	—	2,157
																	—
Debentures	CDI + 5.4%	16.3%	Dec-28	747,170	585,661	—	(431,530)	(123,907)	131,629	—	—	10,049	919,072	913,521	28,409	(22,858)	919,072
																	—
Aircraft, engines and others	Selic +5.5%	17.4%	May-25	19,284	—	—	(4,697)	(4,714)	2,868	—	—	30	12,771	12,851	—	(80)	12,771
	6.3%	6.3%	Mar-27	42,282	—	—	(18,600)	(2,111)	1,912	—	—	113	23,596	23,596	—	—	23,596
																	—
				1,308,408	886,759	—	(1,226,168)	(190,694)	195,046	—	—	11,736	985,087	979,315	28,710	(22,938)	985,087

Total in R$				7,232,699	4,609,363	(1,067)	(1,907,123)	(792,152)	865,107	(388,299)	35,490	44,894	9,698,912	9,781,108	115,965	(198,161)	9,698,912

Current				1,112,940									1,100,051				1,100,051
Non-current				6,119,759									8,598,861				8,598,861

(a)The balance of transfers are between “Loans and financing” and “Leases”.
(b)Refers mainly to the acceleration of the amortization of funding costs considered extinguished in accordance with the requirements of paragraph 3.3.2 of IFRS 9 – Financial instruments, which determines that a substantial modification of the terms of a debt instrument, or a portion thereof, will be accounted for with an extinguishment of such instrument.

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2021	Funding (–) costs	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2022	Principal payable	Interest accrued	Amortized cost	December 31, 2022

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	2,236,910	—	—	(120,924)	120,487	(146,308)	7,237	2,097,402	2,087,079	21,798	(11,475)	2,097,402
Senior notes – 2026	7.3%	7.8%	Jun-26	3,298,018	—	—	(227,525)	222,675	(208,927)	11,424	3,095,665	3,130,620	9,457	(44,412)	3,095,665

Aircraft and engines	6.0%	9.3%	Mar-29	1,096,955	—	(306,668)	(43,061)	52,940	(74,467)	5,525	731,224	733,697	4,669	(7,142)	731,224
	Libor 3M + 2.6%	Libor 3M + 2.6%	Mar-22	1,561	—	(1,428)	—	6	(139)	—	—	—	—	—	—
				6,633,444	—	(308,096)	(391,510)	396,108	(429,841)	24,186	5,924,291	5,951,396	35,924	(63,029)	5,924,291

In local currency – R$
Working capital	CDI +3.9%	18.6%	Feb-24	643,699	227,467	(369,623)	(108,887)	104,030	—	311	496,997	495,631	1,798	(432)	496,997
	2.9%	2.9%	Sep-25	23,202	—	(20,728)	(1,031)	1,232	—	—	2,675	2,648	27	—	2,675
Debentures(a)	CDI + 5.0%	16.3%	Dec-27	733,017	(12,308)	(74,056)	(50,908)	147,029	—	4,396	747,170	694,921	70,820	(18,571)	747,170
Aircraft and engines	Selic + 5.5%	17.4%	May-25	28,038	—	(8,350)	(4,374)	3,910	—	60	19,284	19,386	18	(120)	19,284
	6.2%	CDI + 6.2%	Mar-27	84,330	—	(42,324)	(3,863)	4,017	—	122	42,282	42,397	7	(122)	42,282
				1,512,286	215,159	(515,081)	(169,063)	260,218	—	4,889	1,308,408	1,254,983	72,670	(19,245)	1,308,408

Total in R$				8,145,730	215,159	(823,177)	(560,573)	656,326	(429,841)	29,075	7,232,699	7,206,379	108,594	(82,274)	7,232,699

Current				984,266							1,112,940				1,112,940
Non-current				7,161,464							6,119,759				6,119,759

(a)The amount of R$12,308 refers to costs to be amortized due to the renegotiation of the debentures.
18.3Schedule of amortization of long-term debt

	December 31,
Description	2023	2022

2023	—	1,112,940
2024	1,100,051	2,397,036
2025	222,201	234,919
2026	355,930	3,306,081
2027	116,146	172,205
After 2027	7,904,584	9,518
	9,698,912	7,232,699

Current	1,100,051	1,112,940
Non-current	8,598,861	6,119,759

Summary of debt exchange

Description	Total principal amount offered for exchange US$	% exchanged

5.9% Senior notes 2024	331,945	83.0%
7.3% Senior notes 2026	568,252	94.7%
Total	900,197	90.0%

Covenants
As of December 31, 2023, the Company has loans and financing subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Restrictive clause relating to:	Frequency of measurement	Indicators for the measurement	Reached

9th and 10th issue of debentures	Annual	(i) Adjusted debt service coverage ratio (DSCR). (ii) Financial leverage .	(i) equal to or greater than 1.2 (ii) less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 in 2026 and 2027.	Waiver
11th issue of debentures	Annual	(i) index obtained by adjusted net debt/adjusted EBITDA.	(i) financial leverage less than or equal to 3.75%.as of December 31, 2023	Reached
Aircraft financing	Annual	(i) Adjusted debt service coverage ratio (DSCR); and (ii) Financial leverage.	(i) equal to or greater than 1.2; and (ii) less than or equal to 6.5.	Waiver
Engine maintenance financing	Quarterly/Annual	(i) Adjusted debt service coverage ratio (DSCR); and (ii) Financial leverage.	(i) equal to or greater than 1.2; and (ii) less than or equal to 5.5.	Waiver